                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment  [  ]                  Amendment No.:    _______
         This Amendment (Check only one):      [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             John F. Cogan, Jr.
Address:          60 State Street
                  Boston, MA  02109

Form 13F File Number:  028-01668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    John F. Cogan, Jr.
Title:   Trustee
Phone:   617-526-6000

Signature, place and date of signing:

/s/ John F. Cogan, Jr.              Boston, Massachusetts      May 11, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File No.          Name

  28-pending                 Jennifer C. Snyder

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     151

Form 13F Information Table Value Total:     $61,882 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.          Name

None.


COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6
Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion

Aflac Inc.                     Common          001055102                        66        2,400            SH           Sole

AOL Time Warner                Common          00184A105                         6         150             SH           Sole

AT&T Corp.                     Common          001957109                       249       11,705            SH           Sole

Abbott Laboratories            Common          002824100                       103        2,150            SH           Sole

Agilent Technologies           Common          00846U101                         0         15              SH           Sole

Allstate Corp.                 Common          020002101                        13         306             SH           Sole

America Movil ADR Series L     Common          02364W105                         4         300             SH           Sole

American Electric Power
Co. Inc.                       Common          025537101                        23         480             SH           Sole

American Home Products Corp.   Common          026609107                        79        1,340            SH           Sole

American International
Group Inc.                     Common          026874107                       305        3,795            SH           Sole

Amgen Inc                      Common          031162100                       126        2,100            SH           Sole

Anadarko Petroleum Corp.       Common          032511107                       265        4,214            SH           Sole

Astrazeneca PLC Spons ADR      Common          046353108                        16         335             SH           Sole

Automatic Data Processing
Inc.                           Common          053015103                     1,001       18,400            SH           Sole




COLUMN 1                     COLUMN 7               COLUMN 8
Name of Issuer                Other            Voting Authority
                             Managers        Sole     Shared    None

Aflac Inc.                                  2,400

AOL Time Warner                              150

AT&T Corp.                                 11,705

Abbott Laboratories                         2,150

Agilent Technologies                         15

Allstate Corp.                               306

America Movil ADR Series L                   300

American Electric Power
Co. Inc.                                     480

American Home Products                      1,340

American International
Group Inc.                                  3,795

Amgen Inc                                   2,100

Anadarko Petroleum Corp.                    4,214

Astrazeneca PLC Spons ADR                    335

Automatic Data Processing
Inc.                                       18,400


COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6
Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion

Avaya Inc.                     Common          053499109                        16        1,213            SH           Sole

Avery Dennison Corp.           Common          053611109                       583       11,200            SH           Sole

Avici Systems Inc.             Common          05367L109                        18        2,307            SH           Sole

BCE Inc.                       Common          05534B109                         7         304             SH           Sole

BP PLC                         Common          055622104                       659       13,426            SH           Sole

Bank One Corp.                 Common          06423A103                       251        6,929            SH           Sole

Baxter International Inc.      Common          071813109                     1,244       13,210            SH           Sole

BellSouth Corp.                Common          079860102                       130        3,178            SH           Sole

Berkshire Hathaway
Inc. Del Cl A                  Common          084670108                       458          7              SH           Sole

Biogen Inc.                    Common          090597105                        13         200             SH           Sole

Bristol Myers Squibb Co.       Common          110122108                     1,529       25,744            SH           Sole

Burlington Northern
Santa Fe Corp.                 Common          12189T104                       128        4,200            SH           Sole

Bus-Tech Acquisition Corp.     Common          121995955                        40       27,000            SH           Sole

Cable & Wireless Pub Ltd.
Co. Sponsored                  Common          126830207                         3         150             SH           Sole

Cadbury Schweppes PLC ADR
4 ORD                          Common          127209302                        10         370             SH           Sole

Cigna Corp.                    Common          125509109                       175        1,633            SH           Sole

CVS Corp.                      Common          126650100                        58        1,000            SH           Sole

Cardinal Health Inc.           Common          14149Y108                        48         498             SH           Sole

Caterpiller Inc.               Common          149123101                        36         800             SH           Sole

Chevron Corp.                  Common          166751107                       247        2,813            SH           Sole



COLUMN 1                     COLUMN 7               COLUMN 8
Name of Issuer                Other            Voting Authority
                             Managers        Sole     Shared    None

Avaya Inc.                                   1,213

Avery Dennison Corp.                        11,200

Avici Systems Inc.                           2,307

BCE Inc.                                      304

BP PLC                                      13,426

Bank One Corp.                               6,929

Baxter International Inc.                   13,210

BellSouth Corp.                              3,178

Berkshire Hathaway
Inc. Del Cl A                                  7

Biogen Inc.                                   200

Bristol Myers Squibb Co.                    25,744

Burlington Northern
Santa Fe Corp.                               4,200

Bus-Tech Acquisition Corp.                  27,000

Cable & Wireless Pub Ltd.
Co. Sponsored                                 150

Cadbury Schweppes PLC ADR
4 ORD                                         370

Cigna Corp.                                  1,633

CVS Corp.                                    1,000

Cardinal Health Inc.                          498

Caterpiller Inc.                              800

Chevron Corp.                                2,813


COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6
Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion

Cisco Systems Inc.             Common          17275R102                       115        7,376            SH           Sole

Citigroup Inc.                 Common          172967101                     1,289       28,656            SH           Sole

Coca Cola Co.                  Common          191216100                         6         125             SH           Sole

Colgate-Palmolive Co.          Common          194162103                     1,406       25,460            SH           Sole

Computer Sciences Corp.        Common          205363104                         8         244             SH           Sole

Corning Inc.                   Common          219350105                       341       16,500            SH           Sole

Credit Sussie Group ADR        Common          225401108                         6         125             SH           Sole

Direct Report Corp. Ser
A Conv. Pfd                  Preferred         254995954                        33       32,763            SH           Sole

Disney Walt Co.                Common          254687106                       416       14,538            SH           Sole

Dominion Resources Inc./VA     Common          25746U109                       226        3,511            SH           Sole

RR Donnelley & Sons Co.        Common          257867101                       239        9,100            SH           Sole

Dow Chemical Co.               Common          260543103                       370       11,718            SH           Sole

DuPont E I DeNemours & Co.     Common          263534109                       880       21,690            SH           Sole

Edwards Lifesciences Corp.     Common          28176E108                        52        2,642            SH           Sole

El Paso Corp.                  Common          28336L109                        26         400             SH           Sole

Enron Corp.                    Common          293561106                     1,954       33,634            SH           Sole

Entegrity Solutions Inc.
Ser. A Conv. Pfd.             Preferred        999724107                         8        8,225            SH           Sole

Exxon Mobil Corp.              Common          30231G102                     4,430       54,775            SH           Sole

FleetBoston Financial
Corporation                    Common          339030108                        16         414             SH           Sole

Gartner Inc.                   Common          366651206                         1         182             SH           Sole



COLUMN 1                     COLUMN 7               COLUMN 8
Name of Issuer                Other            Voting Authority
                             Managers        Sole     Shared    None

Cisco Systems Inc.                             7,376

Citigroup Inc.                                28,656

Coca Cola Co.                                   125

Colgate-Palmolive Co.                         25,460

Computer Sciences Corp.                         244

Corning Inc.                                  16,500

Credit Sussie Group ADR                         125

Direct Report Corp. Ser
A Conv. Pfd                                   32,763

Disney Walt Co.                               14,538

Dominion Resources Inc./VA                     3,511

RR Donnelley & Sons Co.                        9,100

Dow Chemical Co.                              11,718

DuPont E I DeNemours & Co.                    21,690

Edwards Lifesciences Corp.                     2,642

El Paso Corp.                                   400

Enron Corp.                                   33,634

Entegrity Solutions Inc.
Ser. A Conv. Pfd.                              8,225

Exxon Mobil Corp.                             55,775

FleetBoston Financial
Corporation                                     414

Gartner Inc.                                    182


COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6
Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion

General Electric Co.           Common          369604103                     4,861       129,294           SH           Sole

General Mills Inc.             Common          370334104                        90        2,100            SH           Sole

Genuine Parts Co.              Common          372460105                       138        5,325            SH           Sole

Gillette Co.                   Common          375766102                        37        1,200            SH           Sole

Glaxo Smithkline PLC ADR       Common          37733W105                     1,054       20,160            SH           Sole

Greif Brothers Corp. Class A   Common          397624107                        84        3,000            SH           Sole

Halliburton Co.                Common          406216101                        56        1,532            SH           Sole

John Hancock Financial
Services                       Common          41014S106                        19         500             SH           Sole

Harbor Global Co Ltd.          Common          G4285W100                     4,020       601,120           SH           Sole

Hartford Financial
Services Group Inc.            Common          416515104                        13         228             SH           Sole

H J Heinz Co.                  Common          423074103                        10         243             SH           Sole

Hercules Inc.                  Common          427056106                        66        5,100            SH           Sole

Hewlett Packard Co.            Common          428236103                        18         580             SH           Sole

Honeywell International Inc.   Common          438516106                        84        2,050            SH           Sole

Household International Inc.   Common          441815107                        53         900             SH           Sole

Idacorp Inc.                   Common          451107106                        15         400             SH           Sole

Intel Corp.                    Common          458140100                       891       33,847            SH           Sole

International Business
Machines Corp.                 Common          459200101                     3,570       37,117            SH           Sole

International Paper Co.        Common          460146103                       155        4,300            SH           Sole

JP Morgan Chase & Co.          Common          46625H100                       715       15,985            SH           Sole



COLUMN 1                     COLUMN 7               COLUMN 8
Name of Issuer                Other            Voting Authority
                             Managers        Sole     Shared    None

General Electric Co.                         129,294

General Mills Inc.                            2,100

Genuine Parts Co.                             5,325

Gillette Co.                                  1,200

Glaxo Smithkline PLC ADR                     20,160

Greif Brothers Corp. Class A                  3,000

Halliburton Co.                               1,532

John Hancock Financial
Services                                       500

Harbor Global Co Ltd.                        601,120

Hartford Financial
Services Group Inc.                            228

H J Heinz Co.                                  243

Hercules Inc.                                 5,100

Hewlett Packard Co.                            580

Honeywell International Inc.                  2,050

Household International Inc.                   900

Idacorp Inc.                                   400

Intel Corp.                                  33,847

International Business
Machines Corp.                               37,117

International Paper Co.                       4,300

JP Morgan Chase & Co.                        15,985


COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6
Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion

Jessam Corp. Pfd
Restricted                   Preferred         471995951                        30         300             SH           Sole

Johnson & Johnson              Common          478160104                     3,376       38,599            SH           Sole

Kimberly Clark Corp.           Common          494368103                       926       13,650            SH           Sole

Koninkijke Philips
Electronics NY SHR             Common          500472303                        19         713             SH           Sole

Liant Software Corp.
Conv. Pfd.                   Preferred         999690001                         5       23,639            SH           Sole

Lincoln National Corp.         Common          534187109                        75        1,756            SH           Sole

Lucent Technologies Inc.       Common          549463107                         1         76              SH           Sole

Marsh & McLennan Cos. Inc.     Common          571748102                       570        6,000            SH           Sole

McDonalds Corp.                Common          580135101                        27        1,000            SH           Sole

McGraw Hill Companies Inc.     Common          580645109                       728       12,200            SH           Sole

The Medicines Company          Common          584688195                         8         755             SH           Sole

Medtronic Inc.                 Common          585055106                       137        3,000            SH           Sole

Merck & Co. Inc.               Common          589331107                       181        2,376            SH           Sole

Microsoft Corp.                Common          594918104                       107        1,950            SH           Sole

Minnesota Mining & Mfg. Co.    Common          604059105                     1,023        9,847            SH           Sole

Montana Power Co.              Common          612085100                     5,640         400             SH           Sole

Morgan Stanley
Dean Witter & Co.              Common          617446448                        14         256             SH           Sole

Motorola Inc.                  Common          620076109                       402       28,221            SH           Sole

Myesp.com Class A
Conv. Pfd                    Preferred         999722200                         5         659             SH           Sole

National Australia
Bank Ltd. Sponsored            Common          632525408                        11         150             SH           Sole



COLUMN 1                     COLUMN 7               COLUMN 8
Name of Issuer                Other            Voting Authority
                             Managers        Sole     Shared    None

Jessam Corp. Pfd
Restricted                                    300

Johnson & Johnson                           38,599

Kimberly Clark Corp.                        13,650

Koninkijke Philips
Electronics NY SHR                            713

Liant Software Corp.
Conv. Pfd.                                  23,639

Lincoln National Corp.                       1,756

Lucent Technologies Inc.                      76

Marsh & McLennan Cos. Inc.                   6,000

McDonalds Corp.                              1,000

McGraw Hill Companies Inc.                  12,200

The Medicines Company                         755

Medtronic Inc.                               3,000

Merck & Co. Inc.                             2,376

Microsoft Corp.                              1,950

Minnesota Mining & Mfg. Co.                  9,847

Montana Power Co.                             400

Morgan Stanley
Dean Witter & Co.                             256

Motorola Inc.                               28,221

Myesp.com Class A
Conv. Pfd                                     659

National Australia
Bank Ltd. Sponsored                           150


COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6
Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion

National City Corp.            Common          635405103                        54        2,000            SH           Sole

Nestle SA Sponsored
ADR Repstg. Reg. Shr.          Common          641069406                        14         135             SH           Sole

Netscout Systems Inc.          Common          64115T104                         5        1,040            SH           Sole

Network Appliance Inc.         Common          64120L104                         5         300             SH           Sole

Newmont Mining Corp.           Common          651639106                        10         612             SH           Sole

Nokia Corp.                    Common          654902204                       174        7,860            SH           Sole

Norfolk Southern               Common          655844108                       206       12,300            SH           Sole

Nortel Networks Corp.          Common          656568102                        16        1,150            SH           Sole

Novartis AG Sponsored ADR      Common          66987V109                        10         266             SH           Sole

Omnicom Group Inc.             Common          681919106                        32         400             SH           Sole

Oracle Corp.                   Common          68389X105                        16        1,100            SH           Sole

PPG Industries                 Common          693506107                       419        9,100            SH           Sole

JC Penney Co. Inc.             Common          708160106                        88        5,500            SH           Sole

Pepisco Inc.                   Common          713448108                        26         600             SH           Sole

Pfizer Inc.                    Common          717081103                       676       16,516            SH           Sole

Pharmacia Corporation          Common          71713U102                       139        2,765            SH           Sole

Philip Morris Cos Inc.         Common          718154107                        14         294             SH           Sole

Physicians Quality
Care Inc. Class A              Common          719995102                         0       20,833            SH           Sole

Pitney-Bowes Inc.              Common          724479100                       133        3,820            SH           Sole

Primedia Inc.                  Common          74157K101                         7        1,060            SH           Sole



COLUMN 1                     COLUMN 7               COLUMN 8
Name of Issuer                Other            Voting Authority
                             Managers        Sole     Shared    None

National City Corp.                          2,000

Nestle SA Sponsored
ADR Repstg. Reg. Shr.                         135

Netscout Systems Inc.                        1,040

Network Appliance Inc.                        300

Newmont Mining Corp.                          612

Nokia Corp.                                  7,860

Norfolk Southern                            12,300

Nortel Networks Corp.                        1,150

Novartis AG Sponsored ADR                     266

Omnicom Group Inc.                            400

Oracle Corp.                                 1,100

PPG Industries                               9,100

JC Penney Co. Inc.                           5,500

Pepisco Inc.                                  600

Pfizer Inc.                                 16,516

Pharmacia Corporation                        2,765

Philip Morris Cos Inc.                        294

Physicians Quality
Care Inc. Class A                           20,833

Pitney-Bowes Inc.                            3,820

Primedia Inc.                                1,060


COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6
Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion

Procter & Gamble Co.           Common          742718109                     1,416       22,618            SH           Sole

Qualcomm, Inc.                 Common          747525103                        17         300             SH           Sole

Reuters Group PLC A
Sponsored ADR                  Common          76132M102                     1,088       14,557            SH           Sole

Royal Dutch Petroleum
Co. NY Registry SH Par
N Gldr 1.25                    Common          780257804                       179        3,230            SH           Sole

SBC Communications Inc.        Common          78387G103                       348        7,710            SH           Sole

St. Paul Cos. Inc.             Common          792860108                       317        7,200            SH           Sole

Sara Lee Corp.                 Common          803111103                       240       11,042            SH           Sole

Scana Corp. New                Common          80589M102                        11         394             SH           Sole

Schering Plough Corp.          Common          806605101                        18         500             SH           Sole

Schlumberger Ltd.              Common          806857108                     1,230       21,348            SH           Sole

Sherwin Williams Co.           Common          824348106                       713       28,000            SH           Sole

Smartdisk Corporation          Common          83169Q105                         2         665             SH           Sole

State Street Corp.             Common          857477103                       878        9,400            SH           Sole

Stmicroelectronics             Common          861012102                         8         225             SH           Sole

Sunguard Data Systems Inc.     Common          867363103                        15         300             SH           Sole

Sygenta AG ADR                 Common          87160A100                         1         69              SH           Sole

Telefonos De Mexico
Sponsored ADR Repstg
Sh ORD L                       Common          879403780                         9         300             SH           Sole

Tellabs Inc.                   Common          879664100                        81        2,000            SH           Sole

Thomas & Betts Corp.           Common          884315102                        97        5,600            SH           Sole



COLUMN 1                     COLUMN 7               COLUMN 8
Name of Issuer                Other            Voting Authority
                             Managers        Sole     Shared    None

Procter & Gamble Co.                          22,618

Qualcomm, Inc.                                  300

Reuters Group PLC A
Sponsored ADR                                 14,557

Royal Dutch Petroleum
Co. NY Registry SH Par
N Gldr 1.25                                    3,230

SBC Communications Inc.                        7,710

St. Paul Cos. Inc.                             7,200

Sara Lee Corp.                                11,042

Scana Corp. New                                 394

Schering Plough Corp.                           500

Schlumberger Ltd.                             21,348

Sherwin Williams Co.                          28,000

Smartdisk Corporation                           665

State Street Corp.                             9,400

Stmicroelectronics                              225

Sunguard Data Systems Inc.                      300

Sygenta AG ADR                                  69

Telefonos De Mexico
Sponsored ADR Repstg
Sh ORD L                                        300

Tellabs Inc.                                   2,000

Thomas & Betts Corp.                           5,600


COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6
Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion

Transocean Sedco
Forex, Inc.                    Common          G90078109                       181        4,185            SH           Sole

Tyco International Ltd.        Common          902124106                       486       11,243            SH           Sole

US Bancorp                     Common          902973304                        62        2,689            SH           Sole

Unilever NV New York
Shares                         Common          904784709                        57        1,088            SH           Sole

Union Pacific Corp.            Common          907818108                       630       11,200            SH           Sole

Verizon Communications         Common          92343V104                       446        9,055            SH           Sole

Viacom, Inc. Class B
common                         Common          925524308                        23         525             SH           Sole

Vodafone Group PLC             Common          92857W100                        14         510             SH           Sole

Wal Mart Stores Inc.           Common          931142103                         5         100             SH           Sole

Walgreen Co.                   Common          931422109                       612       15,000            SH           Sole

Wells Fargo & Co. New          Common          949746101                       163        3,300            SH           Sole

Weyerhaeuser Co.               Common          962166104                     1,216       23,938            SH           Sole

Williams Companies Inc.        Common          969457100                         6         150             SH           Sole

Wolters Kluwer NV
Sponsored ADR                  Common          977874205                         8         324             SH           Sole

Worldcom Inc.                  Common          98157D106                        36        1,902            SH           Sole

Worldwired Inc.                Common          981996952                         0        1,000            SH           Sole

Wrigley William Jr. Co.        Common          982526105                       244        5,050            SH           Sole

Xcel Energy Inc.               Common          98389B100                        15         500             SH           Sole

Yahoo Inc.                     Common          984332106                         1         92              SH           Sole

                                                                            61,882



COLUMN 1                     COLUMN 7               COLUMN 8
Name of Issuer                Other            Voting Authority
                             Managers        Sole     Shared    None

Transocean Sedco
Forex, Inc.                                   4,185

Tyco International Ltd.                      11,243

US Bancorp                                    2,689

Unilever NV New York
Shares                                        1,088

Union Pacific Corp.                          11,200

Verizon Communications                        9,055

Viacom, Inc. Class B
common                                         525

Vodafone Group PLC                             510

Wal Mart Stores Inc.                           100

Walgreen Co.                                 15,000

Wells Fargo & Co. New                         3,300

Weyerhaeuser Co.                             23,938

Williams Companies Inc.                        150

Wolters Kluwer NV
Sponsored ADR                                  324

Worldcom Inc.                                 1,902

Worldwired Inc.                               1,000

Wrigley William Jr. Co.                       5,050

Xcel Energy Inc.                               500

Yahoo Inc.                                     92

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